ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	$ 312	$ 499
Interest expense on lease liabilities	$ 17	$ 15